Taxes - Reconciliation of the income tax expenses (Details) - COP ($) $ in Billions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Taxes
Profit before income tax expense	$ 18,861	$ 30,707	$ 36,899
Statutory tax rate	35.00%	35.00%	35.00%
Income tax at statutory rate	$ 6,601	$ 10,747	$ 12,915
Effective tax rate reconciliation items:
Effect of non-monetary assets and liabilities measured in different functional currency	(1,459)	1,096	(2,032)
Non-deductible expenses	274	290	647
Rate differential adjustment	(390)	(442)	(1,631)
Non-taxable income	(1,619)	(1,205)	(1,080)
Prior years' taxes	(62)	(22)	77
Foreign currency translation and exchange difference	436	125	578
Tax discounts and tax credit		(11)	(18)
Others	651	244	118
Effect of recognition of shares of McDermott International, Ltd.	(15)	(124)
Effect of tax reform	0	1,510	1,942
Income tax expenses	$ 4,417	$ 12,208	$ 11,516
Effective tax rate	23.40%	39.80%	31.20%
Current	$ 6,059	$ 8,954	$ 12,867
Deferred	(1,642)	3,254	(1,351)
Income tax expenses	$ 4,417	$ 12,208	$ 11,516